DESCRIPTION OF BUSINESS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
DESCRIPTION OF BUSINESS
DESCRIPTION OF BUSINESS

1. DESCRIPTION OF BUSINESS

        The corporate strategy of BioSante Pharmaceuticals, Inc. (the Company) is to develop high value medically-needed pharmaceutical products and to implement strategic alternatives with respect to its products and the Company, including licenses, business collaborations and other business combinations or transactions with other pharmaceutical and biotechnology companies.

        The Company's products, either approved or in clinical development, include: (1) LibiGel, once daily transdermal testosterone gel in Phase III clinical development for the treatment of female sexual dysfunction (FSD), specifically hypoactive sexual desire disorder (HSDD); (2) a once daily transdermal testosterone gel approved by the U.S. Food and Drug Administration (FDA) indicated for the treatment of hypogonadism, or testosterone deficiency in men, and licensed to Teva Pharmaceuticals USA, Inc. (Teva); (3) GVAX cancer vaccines, a portfolio of cancer vaccines, four of which have been granted FDA orphan drug designation, and which are currently in 17 Phase I and Phase II clinical trials for the treatment of various cancers; (4) The Pill-Plus (triple component contraceptive), once daily use of various combinations of estrogens, progestogens and androgens in Phase II development; and (5) Elestrin, once daily transdermal estradiol (estrogen) gel approved by the FDA indicated for the treatment of moderate-to-severe vasomotor symptoms (hot flashes) associated with menopause and marketed in the U.S. by Meda Pharmaceuticals Inc. (Meda), the Company's licensee.

1. DESCRIPTION OF BUSINESS

        BioSante Pharmaceuticals, Inc. (the Company) is a specialty pharmaceutical company focused on developing products for female sexual health and oncology. The Company's products, either approved or in human clinical development, include: (1) LibiGel, once daily transdermal testosterone gel in Phase III clinical development for the treatment of female sexual dysfunction (FSD), specifically hypoactive sexual desire disorder (HSDD); (2) a once daily transdermal testosterone gel approved by the U.S. Food and Drug Administration (FDA) indicated for the treatment of hypogonadism, or testosterone deficiency in men, and licensed to Teva Pharmaceuticals USA, Inc. (Teva); (3) GVAX cancer vaccines, a portfolio of cancer vaccines, four of which have been granted FDA orphan drug designation, and are currently in 17 Phase I and Phase II clinical trials for the treatment of various cancers; (4) The Pill-Plus (triple component contraceptive), once daily use of various combinations of estrogens, progestogens and androgens in Phase II development; and (5) Elestrin, once daily transdermal estradiol (estrogen) gel approved by the FDA indicated for the treatment of moderate-to-severe vasomotor symptoms (hot flashes) associated with menopause and marketed in the U.S. by Jazz Pharmaceuticals, Inc. (Jazz Pharmaceuticals), our licensee.

        The Company's lead product in development has been LibiGel for the treatment of FSD, specifically HSDD, in postmenopausal women, for which there is no FDA-approved pharmaceutical product. The Company continues to analyze the data from the two pivotal LibiGel Phase III efficacy trials first reported on December 14, 2011. Initial analysis of the efficacy data from these trials shows that the trials did not meet the co-primary or secondary endpoints. Although there were no statistical differences from placebo, results indicated that LibiGel performed as predicted based on previous experience with testosterone products for FSD. However, the placebo response in the two efficacy trials was overwhelming and unpredictable; and therefore, LibiGel's results were not shown to be statistically different from placebo. The LibiGel Phase III safety study, which completed enrollment in June 2011, continues and will continue during further analysis of the LibiGel efficacy data and until a final strategic decision has been made. It is the Company's objective to meet with the FDA to determine the best path forward, and to make a decision during the second quarter of 2012 whether to continue the LibiGel Phase III safety study.

        The Company's corporate strategy always has included product development of high value medically-needed pharmaceutical products. In light of recently announced top-line results from the Company's two pivotal LibiGel Phase III efficacy trials, the Company is assessing its corporate strategy. The Company is determining LibiGel's path forward and potential alternative strategies to utilize the continuing LibiGel Phase III cardiovascular events and breast cancer safety study. The Company also has expanded its efforts to explore new product development projects through in-licensing and mergers and acquisitions. In addition, a full review of the Company's GVAX cancer vaccine portfolio is underway.

        On January 31, 2012, the Company received a notice from the Listing Qualifications Department of The NASDAQ Stock Market indicating that, for the last 30 consecutive business days, the bid price for the Company's common stock had closed below the minimum $1.00 per share required for continued inclusion on The NASDAQ Global Market under NASDAQ Listing Rule 5450(a)(1). The notification letter stated that pursuant to NASDAQ Listing Rule 5810(c)(3)(A), the Company will be afforded 180 calendar days, or until July 30, 2012, to regain compliance with the minimum bid price requirement. In order to regain compliance, shares of the Company's common stock must maintain a minimum bid closing price of at least $1.00 per share for a minimum of 10 consecutive business days. If the Company does not regain compliance by July 30, 2012, the Company may transfer its common stock listing to The NASDAQ Capital Market and be eligible for an additional 180-day grace period if the Company meets the market value of publicly held shares requirement for continued listing and all other initial inclusion requirements for listing on The NASDAQ Capital Market, other than the minimum bid price requirement. In order to be afforded the additional 180-day compliance period, the Company also would need to provide NASDAQ written notice of its intention to cure the minimum bid price deficiency during the second compliance period by effecting a reverse stock split, if necessary. If the Company does not indicate its intent to cure the deficiency or if it does not appear to NASDAQ that it is possible for the Company to cure the deficiency, the Company will not be eligible for the second 180-day grace period and its common stock will be subject to delisting, which delisting determination the Company may appeal to a hearings panel at that time.